Insurance contracts in the financial services segment - Summary of timing of when the CSM (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	¥ 2,108,088	¥ 2,052,617	¥ 1,967,530
Not later than one year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	125,233	120,412
Later than one year and not later than two years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	117,663	112,562
Later than two years and not later than three years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	109,776	105,060
Later than three years and not later than four years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	100,912	97,082
Later than four years and not later than five years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	92,671	89,903
Later than five years and not later than ten years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	376,011	367,009
Later than ten years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	¥ 1,185,822	¥ 1,160,589